Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) Basis_points	Jun. 30, 2022 ZAR (R) Basis_points
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase by 1%, impact on earnings | R	R 34	R 59
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Basis points | Basis_points	50	88
Decrease by 1%, impact on earnings | R	R (34)	R (59)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Basis points | Basis_points	50	88
US$ denominated borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase by 1%, impact on earnings | R	R (9)	R (59)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Basis points | Basis_points	15	185
Decrease by 1%, impact on earnings | R	R 9	R 59
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Basis points | Basis_points	15	185